Air traffic liability (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accrued Expenses Details
Advance ticket sales	$ 452,854	$ 447,430
Miles deferred revenue	86,371	73,760
Current	539,225	521,190
Miles deferred revenue	104,786	98,088
Non-current	$ 104,786	$ 98,088